Label	Element	Value
Class A, C, I, Y Prospectus | Dreyfus Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000819940_SupplementTextBlock	April 21, 2017 THE DREYFUS/LAUREL FUNDS, INC. - DREYFUS FLOATING RATE INCOME FUND (Class A, C, I and Y shares) Supplement to Summary and Statutory Prospectuses Dated January 1, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Floating Rate Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supersedes the information contained in "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's statutory prospectus:

The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until January 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the annual fund operating expenses for Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .75%.  On or after January 1, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2018